BLACKROCK FUNDS V

BlackRock Floating Rate Income Portfolio

(the “Fund”)

Supplement dated May 10, 2023 (the “Supplement”) to the Fund’s

Summary Prospectuses and Prospectuses, each dated December 29, 2022, as supplemented to date

Effective on or about May 31, 2023, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About BlackRock Floating Rate Income Portfolio — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Floating Rate Income Portfolio — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since*	Title
David Delbos	2018	Managing Director of BlackRock, Inc.
Mitchell Garfin, CFA	2018	Managing Director of BlackRock, Inc.
Carly Wilson	2018	Managing Director of BlackRock, Inc.
Matthew Maxwell	2018	Managing Director of BlackRock, Inc.
Abigail Parzanese	2018	Director of BlackRock, Inc.

*	Includes management of the Predecessor Fund.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. David Delbos, Mitchell Garfin, CFA, Carly Wilson, Matthew Maxwell and Abigail Parzanese are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

The Fund is managed by a team of financial professionals. David Delbos, Mitchell Garfin, CFA, Carly Wilson, Matthew Maxwell and Abigail Parzanese are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since*	Title and Recent Biography
David Delbos	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2007 to 2011; Vice President of BlackRock, Inc. from 2005 to 2006.
Mitchell Garfin, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Managing Director of BlackRock, Inc. since 2009; Director of BlackRock, Inc. from 2005 to 2008.
Carly Wilson	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2016 to 2017; Vice President of BlackRock, Inc. from 2011 to 2015; Associate at BlackRock, Inc. from 2009 to 2010; Associate at R3 Capital Partners from 2008 to 2009; Associate at Lehman Brothers from 2004 to 2008.
Matthew Maxwell	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Managing Director of BlackRock, Inc. since 2021; Director of BlackRock, Inc. from 2016 to 2020; Executive Director at Morgan Stanley from 2014 to 2016; Vice President at Morgan Stanley from 2011 to 2014.
Abigail Parzanese	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Director of BlackRock, Inc. since 2022; Vice President of BlackRock, Inc. from 2018 to 2021; Associate of BlackRock, Inc. from 2016 to 2017; Associate at Morgan Stanley from 2014 to 2016; Analyst at Morgan Stanley from 2012 to 2014.

*	Includes management of the Predecessor Fund.

Shareholders should retain this Supplement for future reference.